UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31, 2012

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 63
Form 13F Information Table Value $145,405,000


					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Aaron's Inc.	COM		002535300		1559		60175		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		1537		13750		SH		Sole		0		0	0	0
Alliance Data Systems 	COM		018581108		4458		35395		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106		3340		16495		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		029912201		2215		35150		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		11845		19757		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		2061		33750		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102		1319		51225		SH		Sole		0		0	0	0
Baidu	COM		056752108		4138		28385		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		595		62181		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		3293		50075		SH		Sole		0		0	0	0
BP Plc Adr	COM		055622104		508		11297		SH		Sole		0		0	0	0
Buffalo Wild Wings	COM		119848109		2403		26500		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		3451		32395		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2516		32450		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		3106		28970		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2267		103275		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		4850		62755		SH		Sole		0		0	0	0
CSX Corp	COM		126408103		831		38600		SH		Sole		0		0	0	0
Deckers Outdoors	COM		243537107		2129		33765		SH		Sole		0		0	0	0
Destination Maternity Corp.	COM		25065d100		737		39700		SH		Sole		0		0	0	0
Dollar Tree	COM		256746108		4125		43660		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		1539		41700		SH		Sole		0		0	0	0
EMC Corp - Mass	COM		268648102		2839		95019		SH		Sole		0		0	0	0
Expedia	COM		30212P105		342		10225		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		629		7252		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		2948		236277		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		1320		34700		SH		Sole		0		0	0	0
General Electric	COM		369604103		3806		189612		SH		Sole		0		0	0	0
General Motors	COM		37045V100		364		14196		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		4112		6413		SH		Sole		0		0	0	0
Home Depot	COM		437076102		269		5350		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		929		9925		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		4403		83699		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		3010		107056		SH		Sole		0		0	0	0
Invensense Inc.	COM		46123d205		317		17500		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		3237		87700		SH		Sole		0		0	0	0
Jabil Circuits	COM		466313103		1488		59250		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1016		22090		SH		Sole		0		0	0	0
Kirby Corp	COM		497266106		855		13000		SH		Sole		0		0	0	0
Laboratory Corp. of American Hldg	COM		50540r409		1096		11975		SH		Sole		0		0	0	0
Lowes Companies	COM		548661107		1863		59360		SH		Sole		0		0	0	0
Macy's Inc.	COM		55616p104 		3575		89975		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		288		5948		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2036		63120		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		2784		35030		SH		Sole		0		0	0	0
Netflix Inc.	COM		64110l106		543		4723		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		2553		99800		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		4532		155431		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1676		16220		SH		Sole		0		0	0	0
Polycom Inc.	COM		73172K104		2539		133155		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		3718		105750		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		2466		53975		SH		Sole		0		0	0	0
Qualcomm Inc.	COM		747525103		745		10950		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		394		5612		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		261		3729		SH		Sole		0		0	0	0
Starbucks Corp	COM		855244109		1249		22355		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds ADR	COM		881624209		2754		61110		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2772		49166		SH		Sole		0		0	0	0
Titan Int'l Inc.	COM		88830m102		652		27550		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3995		48165		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108		269		6850		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		5939		50329		SH		Sole		0		0	0	0
